UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21731
Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2007

Shares	Description	Value

	Common Stocks – 97.0%

	Aerospace & Defense – 1.3%

26,400	Boeing Company	$2,347,224
41,300	Honeywell International Inc.	1,902,278
30,100	United Technologies Corporation	1,956,500

	Total Aerospace & Defense	6,206,002

	Air Freight & Logistics – 0.5%

33,410	United Parcel Service, Inc., Class B	2,342,041

	Airlines – 0.2%

57,313	Southwest Airlines Co.	842,501

	Auto Components – 0.4%

41,333	American Axle and Manufacturing Holdings Inc.	1,130,458
49,461	Cooper Tire & Rubber	904,642

	Total Auto Components	2,035,100

	Automobiles – 0.5%

116,095	Ford Motor Company	915,990
19,783	General Motors Corporation	606,151
14,900	Harley-Davidson Inc.	875,375

	Total Automobiles	2,397,516

	Beverages – 0.8%

39,700	Coca-Cola Company	1,905,600
28,800	PepsiCo, Inc.	1,830,528

	Total Beverages	3,736,128

	Biotechnology – 4.1%

80,855	Amgen Inc., (1)	4,518,177
67,600	Biogen Idec Inc., (1)	3,000,088
12,500	Cephalon, Inc., (1)	890,125
53,099	Genzyme Corporation, (1)	3,187,002
79,460	Gilead Sciences, Inc., (1)	6,078,690
34,162	MedImmune, Inc., (1)	1,243,155
12,000	Sepracor Inc., (1)	559,560

	Total Biotechnology	19,476,797

	Building Products – 0.2%

22,301	Masco Corporation	611,047

	Capital Markets – 2.9%

23,800	Bank of New York Company, Inc.	965,090
72,720	Charles Schwab Corporation	1,330,049
9,100	Goldman Sachs Group, Inc.	1,880,333
89,700	JPMorgan Chase & Co.	4,339,686
12,825	Merrill Lynch & Co., Inc.	1,047,418
35,700	Morgan Stanley	2,811,732
51,000	Waddell & Reed Financial, Inc., Class A	1,189,320

	Total Capital Markets	13,563,628

	Chemicals – 0.6%

12,674	Dow Chemical Company	581,230
44,813	E.I. Du Pont de Nemours and Company	2,215,107
21,574	NL Industries Inc.	235,157

	Total Chemicals	3,031,494

	Commercial Banks – 3.5%

108,993	Bank of America Corporation	5,560,823
25,052	Commerce Bancorp, Inc.	836,236
19,882	Fifth Third Bancorp.	769,235
38,433	FirstMerit Corporation	811,321
73,513	Lloyds TSB Group PLC, Sponsored ADR	3,269,123
63,800	U.S. Bancorp.	2,231,086
34,900	Wachovia Corporation	1,921,245
40,776	Wells Fargo & Company	1,403,918

	Total Commercial Banks	16,802,987

	Commercial Services & Supplies – 2.6%

32,440	Automatic Data Processing, Inc.	1,570,096
23,755	CheckFree Corp., (1)	881,073
12,940	Corporate Executive Board Company	982,922
32,672	Deluxe Corporation	1,095,492
7,816	Global Payments Inc.	266,213
11,893	ITT Educational Services, Inc., (1)	969,161
20,400	Manpower Inc.	1,504,908
61,190	Paychex, Inc.	2,317,265
29,775	Pitney Bowes Inc.	1,351,487
24,714	R.R. Donnelley & Sons Company	904,285
42,188	ServiceMaster Company	649,273

	Total Commercial Services & Supplies	12,492,175

	Communications Equipment – 7.3%

459,280	Cisco Systems, Inc., (1)	11,725,418
33,878	Comverse Technology, Inc., (1)	723,295
59,568	Corning Incorporated, (1)	1,354,576
29,400	Harris Corporation	1,497,930
41,875	JDS Uniphase Corporation, (1)	637,756
15,830	Motorola, Inc.	279,716
358,500	QUALCOMM Inc.	15,293,610
24,399	Research In Motion Limited, (1)	3,330,220

	Total Communications Equipment	34,842,521

	Computers & Peripherals – 7.3%

218,498	Apple Computer, Inc., (1)	20,300,649
100,200	Hewlett-Packard Company	4,022,028
43,935	International Business Machines Corporation (IBM)	4,141,313
7,123	Lexmark International, Inc., (1)	416,411
23,041	McAfee Inc., (1)	670,032
7,245	NCR Corporation, (1)	346,094
58,920	Network Appliance Inc., (1)	2,151,758
21,943	SanDisk Corporation, (1)	961,103
242,000	Sun Microsystems Inc., (1)	1,454,420

	Total Computers & Peripherals	34,463,808

	Consumer Finance – 0.2%

18,900	American Express Company	1,065,960

	Containers & Packaging – 0.4%

43,903	Packaging Corp. of America	1,071,233
24,900	Sonoco Products Company	935,742

	Total Containers & Packaging	2,006,975

	Diversified Financial Services – 1.9%

4,400	Chicago Merchantile Exchange	2,342,824
108,876	Citigroup Inc.	5,589,694
20,000	Moody’s Corporation	1,241,200

	Total Diversified Financial Services	9,173,718

	Diversified Telecommunication Services – 2.6%

220,695	AT&T Inc.	8,702,004
51,014	Chunghwa Telecom Co., Ltd., Sponsored ADR	1,016,199
72,955	Citizens Communications Company	1,090,677
11,127	France Telecom SA	293,753
31,090	Verizon Communications Inc.	1,178,933

	Total Diversified Telecommunication Services	12,281,566

	Electric Utilities – 0.6%

21,600	Exelon Corporation	1,484,136
30,400	OGE Energy Corp.	1,179,520

	Total Electric Utilities	2,663,656

	Electrical Equipment – 1.1%

26,000	Cooper Industries, Ltd., Class A	1,169,740
59,800	Emerson Electric Co.	2,576,782
13,500	Hubbell Incorporated, Class B	651,240
13,700	Rockwell Automation, Inc.	820,219

	Total Electrical Equipment	5,217,981

	Electronic Equipment & Instruments – 0.9%

17,182	Agilent Technologies, Inc., (1)	578,862
13,202	Amphenol Corporation, Class A	852,453
13,259	Diebold Inc.	632,587
48,857	Gentex Corporation	793,926
18,868	Roper Industries Inc.	1,035,476
177,201	Solectron Corporation, (1)	558,183

	Total Electronic Equipment & Instruments	4,451,487

	Energy Equipment & Services – 1.2%

15,200	Cooper Cameron Corporation, (1)	954,408
19,059	Diamond Offshore Drilling, Inc.	1,542,826
52,800	Halliburton Company	1,675,872
34,200	Smith International, Inc.	1,643,310

	Total Energy Equipment & Services	5,816,416

	Food & Staples Retailing – 1.2%

45,662	CVS Corporation	1,558,901
10,816	Kroger Co.	305,552
23,562	SUPERVALU Inc.	920,567
15,201	Walgreen Co.	697,574
51,700	Wal-Mart Stores, Inc.	2,427,315

	Total Food & Staples Retailing	5,909,909

	Food Products – 0.6%

9,285	Chiquita Brands International Inc.	130,176
27,800	Monsanto Company	1,527,888
64,658	Sara Lee Corporation	1,094,013

	Total Food Products	2,752,077

	Gas Utilities – 0.6%

47,295	Nicor Inc.	2,290,024
26,700	Piedmont Natural Gas Company	704,346

	Total Gas Utilities	2,994,370

	Health Care Equipment & Supplies – 1.3%

33,800	Applera Corporation-Applied Biosystems Group	999,466
34,700	Baxter International Inc.	1,827,649
19,890	Boston Scientific Corporation, (1)	289,201
3,702	Intuitive Surgical, Inc., (1)	450,052
14,899	Medtronic, Inc.	730,945
19,174	St. Jude Medical Inc., (1)	721,134
12,487	Zimmer Holdings, Inc., (1)	1,066,515

	Total Health Care Equipment & Supplies	6,084,962

	Health Care Providers & Services – 0.9%

11,349	Medco Health Solutions, Inc., (1)	823,143
13,835	Tenet Helathcare Corporation, (1)	88,959
26,237	UnitedHealth Group Incorporated	1,389,774
11,200	Universal Health Services, Inc., Class B	641,312
16,293	Wellpoint Inc., (1)	1,321,362

	Total Health Care Providers & Services	4,264,550

	Hotels Restaurants & Leisure – 2.7%

18,429	Carnival Corporation	863,583
9,154	Harrah’s Entertainment, Inc.	773,055
26,904	International Game Technology	1,086,384
45,500	McDonald’s Corporation	2,049,775
177,420	Starbucks Corporation, (1)	5,563,891
15,700	Starwood Hotels & Resorts Worldwide, Inc.	1,018,145
27,491	Tim Hortons Inc.	836,276
20,300	Wendy’s International, Inc.	635,390

	Total Hotels Restaurants & Leisure	12,826,499

	Household Durables – 0.6%

24,388	Leggett and Platt Inc.	552,876
38,500	Newell Rubbermaid Inc.	1,196,965
12,700	Whirlpool Corporation	1,078,357

	Total Household Durables	2,828,198

	Household Products – 1.0%

76,495	Procter & Gamble Company	4,831,424

	Industrial Conglomerates – 2.0%

13,364	3M Co.	1,021,411
14,536	American Standard Companies Inc.	770,699
165,840	General Electric Company	5,864,102
17,994	Genuine Parts Company	881,706
37,342	Tyco International Ltd.	1,178,140

	Total Industrial Conglomerates	9,716,058

	Insurance – 1.9%

15,228	AFLAC Incorporated	716,630
64,270	American International Group, Inc.	4,320,229
34,260	Fidelity National Title Group Inc., Class A	822,583
30,179	Marsh & McLennan Companies, Inc.	883,943
14,360	Prudential Financial, Inc.	1,296,134
18,473	Travelers Companies, Inc.	956,347

	Total Insurance	8,995,866

	Internet & Catalog Retail – 0.9%

52,639	Amazon.com, Inc., (1)	2,094,506
52,220	IAC/InterActiveCorp., (1)	1,969,216

	Total Internet & Catalog Retail	4,063,722

	Internet Software & Services – 4.2%

44,756	Earthlink, Inc., (1)	328,957
133,739	eBay Inc., (1)	4,433,448
25,423	Google Inc., Class A, (1)	11,647,802
43,727	United Online, Inc.	613,490
90,105	Yahoo! Inc., (1)	2,819,385

	Total Internet Software & Services	19,843,082

	IT Services – 0.8%

41,600	Electronic Data Systems Corporation	1,151,488
17,573	Fidelity National Information Services	798,869
17,800	First Data Corporation	478,820
13,150	Infosys Technologies Limited, Sponsored ADR	660,788
8,958	WebEx Communications, Inc., (1)	509,352

	Total IT Services	3,599,317

	Leisure Equipment & Products – 0.2%

26,523	Eastman Kodak Company	598,359

	Machinery – 1.3%

29,600	Caterpillar Inc.	1,984,088
8,459	Danaher Corporation	604,396
15,700	Eaton Corporation	1,311,892
18,700	Graco Inc.	732,292
21,330	SPX Corporation	1,497,366

	Total Machinery	6,130,034

	Media – 3.3%

32,300	Clear Channel Communications, Inc.	1,131,792
233,522	Comcast Corporation, Special Class A, (1)	5,947,805
1,638	Idearc Inc.	57,494
20,333	Monster Worldwide Inc., (1)	963,174
36,179	New York Times, Class A	850,568
62,500	News Corporation, Class A	1,445,000
11,400	Omnicom Group Inc.	1,167,132
65,946	Regal Entertainment Group, Class A	1,310,347
36,300	Walt Disney Company	1,249,809
95,910	Westwood One, Inc.	658,902
67,170	XM Satellite Radio Holdings Inc., Class A, (1)	867,836

	Total Media	15,649,859

	Metals & Mining – 0.8%

56,000	Companhia Siderurgica Nacional S.A., Sponsored ADR	2,399,040
2,736	Freeport-McMoRan Copper & Gold, Inc.	181,114
14,778	Southern Copper Corporation	1,058,991

	Total Metals & Mining	3,639,145

	Multiline Retail – 1.2%

10,616	Dollar General Corporation	224,528
23,653	Federated Department Stores, Inc.	1,065,568
17,000	J.C. Penney Company, Inc.	1,396,720
12,639	Kohl’s Corporation, (1)	968,274
10,597	Sears Holding Corporation, (1)	1,909,156

	Total Multiline Retail	5,564,246

	Multi-Utilities – 0.4%

61,600	Duke Energy Corporation	1,249,864
15,502	Integrys Energy Group, Inc.	860,516
26	National Grid PLC, Sponsored ADR	2,049

	Total Multi-Utilities	2,112,429

	Oil, Gas, & Consumable Fuels – 3.8%

70,620	Chevron Corporation	5,223,055
28,900	ConocoPhillips	1,975,315
139,529	Exxon Mobil Corporation	10,527,463
16,092	Norsk Hydro ASA	528,139

	Total Oil, Gas, & Consumable Fuels	18,253,972

	Paper & Forest Products – 0.2%

6,887	Bowater Incorporated	164,048
23,723	International Paper Company	863,517

	Total Paper & Forest Products	1,027,565

	Pharmaceuticals – 5.1%

41,930	Abbott Laboratories	2,339,694
77,186	Bristol-Myers Squibb Company	2,142,683
58,800	Celgene Corporation, (1)	3,084,648
10,718	CV Therapeutics Inc., (1)	84,351
29,208	Eli Lilly and Company	1,568,762
9,155	GlaxoSmithKline PLC, ADR	505,905
17,972	Idenix Pharmaceuticals Inc., (1)	131,196
42,743	Johnson & Johnson	2,575,693
99,822	Merck & Co. Inc.	4,409,138
182,940	Pfizer Inc.	4,621,064
33,686	Schering-Plough Corporation	859,330
39,006	Wyeth	1,951,470

	Total Pharmaceuticals	24,273,934

	Real Estate – 1.2%

11,176	American Home Mortgage Investment Corp.	301,640
30,269	Healthcare Realty Trust, Inc.	1,129,034
9,611	Host Marriott Corporation	252,865
38,339	Lexington Corporate Properties Trust	810,103
29,977	Mills Corp.	756,619
51,777	Nationwide Health Properties, Inc.	1,618,549
41,422	Senior Housing Properties Trust	989,986

	Total Real Estate Investment Trust	5,858,796

	Road & Rail – 0.3%

17,500	Burlington Northern Santa Fe Corporation	1,407,525

	Semiconductors & Equipment – 6.1%

34,737	Advanced Micro Devices, Inc., (1)	453,665
41,982	Agere Systems Inc., (1)	949,633
54,763	Altera Corporation, (1)	1,094,712
14,165	Analog Devices, Inc.	488,551
109,780	Applied Materials, Inc.	2,011,170
66,600	Broadcom Corporation, Class A, (1)	2,135,862
18,900	Cymer, Inc., (1)	785,295
47,717	Cypress Semiconductor Corporation, (1)	885,150
39,437	Fairchild Semiconductor International Inc., Class A, (1)	659,387
46,242	Integrated Device Technology, Inc., (1)	713,052
5,434	International Rectifier Corporation, (1)	207,633
20,531	Intersil Holding Corporation, Class A	543,866
20,150	KLA-Tencor Corporation	1,074,398
70,275	Linear Technology Corporation	2,219,987
51,022	LSI Logic Corporation, (1)	532,670
62,210	Marvell Technology Group Ltd., (1)	1,045,750
98,150	Maxim Integrated Products, Inc.	2,885,610
73,000	Micron Technology, Inc., (1)	881,840
52,100	National Semiconductor Corporation	1,257,694
27,401	Novellus Systems Inc., (1)	877,380
56,690	NVIDIA Corporation, (1)	1,631,538
21,817	PMC-Sierra, Inc., (1)	152,937
109,893	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,181,350
13,849	Tessera Technologies Inc., (1)	550,359
79,714	Texas Instruments Incorporated	2,399,391
22,335	Varian Semiconductor Equipment Associate, (1)	1,192,242
2,103	Verigy Limited, (1)	49,357

	Total Semiconductors & Equipment	28,860,479

	Software – 9.3%

60,364	Activision Inc., (1)	1,143,294
91,430	Adobe Systems Incorporated, (1)	3,812,631
28,460	Akamai Technologies, Inc., (1)	1,420,723
27,918	Autodesk, Inc., (1)	1,049,717
61,885	BEA Systems, Inc., (1)	717,247
27,633	CA Inc.	715,971
74,410	Cadence Design Systems, Inc., (1)	1,567,075
62,757	CNET Networks, Inc., (1)	546,613
19,482	Hyperion Solutions Corporation, (1)	1,009,752
741,380	Microsoft Corporation	20,662,261
8,453	NAVTEQ Corporation, (1)	291,629
490,178	Oracle Corporation, (1)	8,886,927
8,038	SAP AG, Sponsored ADR	358,897
38,088	Satyam Computer Services Limited, ADR	864,598
40,834	VeriSign, Inc., (1)	1,025,750

	Total Software	44,073,085

	Specialty Retail – 1.9%

28,650	Best Buy Co., Inc.	1,395,828
11,600	Claire’s Stores, Inc.	372,592
50,492	Gap, Inc.	868,967
44,771	Home Depot, Inc.	1,644,887
40,900	Limited Brands, Inc.	1,065,854
30,400	Lowe’s Companies, Inc.	957,296
53,164	Pier 1 Imports, Inc.	367,363
6,115	RadioShack Corporation	165,288
28,938	TJX Companies, Inc.	780,168
43,412	Tuesday Morning Corporation	644,234
37,616	Urban Outfitters, Inc., (1)	997,200

	Total Specialty Retail	9,259,677

	Thrifts & Mortgage Finance – 0.2%

10,569	Federal National Mortgage Association	576,856

	Tobacco – 1.3%

68,196	Altria Group, Inc.	5,988,291
12,882	Vector Group Ltd.	241,022

	Total Tobacco	6,229,313

	Wireless Telecommunication Services – 0.6%

46,400	China Mobile Hong Kong Limited, Sponsored ADR	2,081,040
36,448	Vodafone Group PLC, Sponsored ADR	978,994

	Total Wireless Telecommunication Services	3,060,034

	Total Common Stocks (cost $362,539,320)	460,806,846

Principal
Amount (000)	Description	Coupon	Maturity	Value

	Short-Term Investments – 4.9%

$23,146	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $23,155,906, collateralized by $24,190,000 U.S. Treasury Bills, 0.000%, due 9/27/07, value $23,609,440	4.900%	4/02/07	$23,146,455

	Total Short-Term Investments (cost $23,146,455)			23,146,455

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.3%

136	Nasdaq 100 Index	$21,760,000	4/21/07	$1600	$15,232
308	Nasdaq 100 Index	50,050,000	4/21/07	1625	50,820
372	Nasdaq 100 Index	57,660,000	5/19/07	1550	176,700
318	Nasdaq 100 Index	50,085,000	6/16/07	1575	333,900
151	Nasdaq 100 Index	24,160,000	6/16/07	1600	192,525
218	S&P 500 Index	28,340,000	4/21/07	1300	27,250
236	S&P 500 Index	31,270,000	4/21/07	1325	47,200
209	S&P 500 Index	26,647,500	5/19/07	1275	72,105
456	S&P 500 Index	59,280,000	5/19/07	1300	214,320
231	S&P 500 Index	30,030,000	6/16/07	1300	182,490
252	S&P 500 Index	33,390,000	6/16/07	1325	259,560

2,887	Total Put Options (cost $1,985,386)	412,672,500			1,572,102

	Total Investments (cost $387,671,161) – 102.2%				485,525,403

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options Written – (2.3)% (3)

(200)	Mini-NDX 100 Index	$(3,550,000)	4/21/07	$177.5	$(58,000)
(2,100)	Mini-NDX 100 Index	(37,800,000)	4/21/07	180.0	(340,200)
(640)	Mini-NDX 100 Index	(11,360,000)	5/19/07	177.5	(323,200)
(780)	Mini-NDX 100 Index	(14,235,000)	5/19/07	182.5	(196,560)
(880)	Mini-NDX 100 Index	(15,620,000)	6/16/07	177.5	(585,200)
(120)	Nasdaq 100 Index	(21,300,000)	4/21/07	1775	(344,400)
(143)	Nasdaq 100 Index	(26,097,500)	4/21/07	1825	(112,970)
(275)	Nasdaq 100 Index	(48,812,500)	5/19/07	1775	(1,394,250)
(52)	Nasdaq 100 Index	(9,490,000)	5/19/07	1825	(131,820)
(235)	Nasdaq 100 Index	(41,712,500)	6/16/07	1775	(1,561,575)
(200)	S&P 500 Index	(27,500,000)	4/21/07	1375	(1,093,000)
(201)	S&P 500 Index	(28,140,000)	4/21/07	1400	(680,385)
(405)	S&P 500 Index	(57,712,500)	4/21/07	1425	(672,300)
(191)	S&P 500 Index	(26,740,000)	5/19/07	1400	(862,365)
(203)	S&P 500 Index	(28,927,500)	5/19/07	1425	(573,475)
(200)	S&P 500 Index	(28,000,000)	6/16/07	1400	(1,087,000)
(202)	S&P 500 Index	(28,785,000)	6/16/07	1425	(756,490)

(7,027)	Total Call Options Written (premiums received $12,531,732)	(455,782,500)			(10,773,190)

	Other Assets Less Liabilities – 0.1%				104,318

	Net Assets – 100%				$474,856,531

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and Federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $387,671,170.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$101,413,428
Depreciation	(3,559,195)

Net unrealized appreciation (depreciation) of investments	$97,854,233

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.